Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America ("US GAAP"). The amounts are presented in United States dollar ("US dollar", "$" or "US$") rounded to the nearest million, unless otherwise stated.
The accompanying Consolidated Financial Statements include the financial statements of Seadrill Limited, its consolidated subsidiaries, and any variable interest entity in which we are the primary beneficiary.
The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim financial statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our annual financial statements filed with the SEC on Form 20-F for the year ended December 31, 2021 (Predecessor) (SEC File No. 001-39327).
The financial information in this report has been prepared on the basis that we will continue as a going concern, which presumes that we will be able to realize our assets and discharge our liabilities in the normal course of business as they come due.

Basis of consolidation
Basis of consolidation
We consolidate entities in which we control directly or indirectly more than 50% of the voting rights. We also consolidate entities in which we hold a variable interest where we are the primary beneficiary of the entity. Subsidiaries, even if fully owned, are excluded from the Consolidated Financial Statements if we are not the primary beneficiary under the variable interest model. All intercompany balances and transactions have been eliminated.

Fresh Start accounting	Fresh Start accountingUpon emergence from bankruptcy on February 22, 2022 (the "Effective Date"), in accordance with ASC 852, Reorganizations ("ASC 852"), Seadrill Limited qualified for Fresh Start accounting and became a new entity for financial reporting purposes. We allocated the reorganization value resulting from Fresh Start accounting in accordance with the purchase price allocation performed as of the Effective Date.
Recently adopted accounting standards
Recently adopted accounting standards
We adopted the following accounting standard update ("ASUs") since the reporting date of our Form 20-F report (for the year ended December 31, 2021 (Predecessor)), which had no impact on our Consolidated Financial Statements.
ASU 2020-06 - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging
Simplifies the guidance in U.S. GAAP on the issuer’s accounting for convertible debt instruments. Under current guidance, applying the separation models in ASC 470-20 to convertible instruments with a beneficial conversion feature or a cash conversion feature involves the recognition of a debt discount, which is amortized to interest expense. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was within the scope of those models before the adoption of ASU 2020-06. Seadrill does not have any instruments with beneficial conversion or cash conversion feature. Accordingly, adoption of this standard had no impact on the financial statements.
ASU 2021-05 - Lessors - Certain Leases With Variable Lease Payments
Requires a lessor to classify a lease with variable lease payments that do not depend on an index or rate (hereafter referred to as “variable payments”) as an operating lease on the commencement date of the lease if specified criteria are met. Seadrill does not have any sales-type or direct financing leases.
ASU 2021-08 - Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
Requires contract assets and liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured on the acquisition date in accordance with ASC 606. The Company elected to early adopt and apply this standard as of January 1, 2022 as it is relevant to the emergence from Chapter 11 bankruptcy and application of fresh-start accounting. The Company’s deferred revenues balances were evaluated on the basis of ASC 606 at the measurement date (in accordance with ASU 2021-08). No adjustment was made on transition.
ASU 2022-03 - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
Clarifies that a “contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security” and is not included in the equity security's unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security’s fair value (i.e., the entity should not apply a discount related to the contractual sale restriction). In addition, the ASU prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. Seadrill does not apply any discounts related to contractual sale restrictions.
Recently issued accounting standards
There are currently no recently issued ASUs that are expected to affect our Consolidated Financial Statements and related disclosures in future periods.

Credit risk and concentration of risk
Credit risk
We have financial assets, including cash and cash equivalents, related party receivables, other receivables and certain amounts receivable on derivative instruments. These assets expose us to credit risk arising from possible default by the counterparty. Most of the counterparties are creditworthy financial institutions or large oil and gas companies and, as such, we do not expect any significant loss to result from non-performance by such counterparties. However, we have established an allowance on our trade receivables due from related parties reflecting their current financial position, lower credit rating and overdue balances.
We do not demand collateral in the normal course of business. As of June 30, 2022, the credit exposure of derivative financial instruments is limited to our interest rate cap.
Credit risk is also considered as part of our expected credit loss provision. Concentration of risk There is also a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Citibank, Danske Bank A/S, DNB, SABB, and BTG Pactual. We consider these risks to be remote, but, from time to time, we may utilize instruments such as money market deposits to manage concentration of risk with respect to cash and cash equivalents. We also have a concentration of risk with respect to customers, including affiliated companies.
Foreign exchange risk	Foreign exchange risk It is customary in the oil and gas industry that a majority of our revenues and expenses are denominated in U.S. dollars, which is the functional currency of most of our subsidiaries and equity method investees. However, a portion of the revenues and expenses of certain of our subsidiaries and equity method investees are denominated in other currencies. We are therefore exposed to foreign exchange gains and losses that may arise on the revaluation or settlement of monetary balances denominated in foreign currencies. Our foreign exchange exposures primarily relate to cash and working capital balances denominated in foreign currencies. We do not expect these exposures to cause a significant amount of fluctuation in net income and do not currently hedge them. The effect of fluctuations in currency exchange rates arising from our international operations has not had a material impact on our overall operating results.
Interest rate risk	Interest rate riskOur exposure to interest rate risk relates mainly to our floating rate debt and balances of surplus funds placed with financial institutions. We manage this risk through the use of derivative arrangements.